UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	September 30, 2023

ITEM 1. (a) Report to Stockholders

Clifford Capital Partners Fund, Clifford Capital Focused Small Cap Value Fund and the Clifford Capital International Value Fund (the “Clifford Capital Funds”)

ANNUAL REPORT

For the Year Ended September 30, 2023

Clifford Capital Partners Fund

Clifford Capital Focused Small Cap Value Fund

Clifford Capital International Value Fund

CLIFFORD CAPITAL FUNDS

Important Disclosure Statement

The Clifford Capital Partners Fund, the Clifford Capital Focused Small Cap Value Fund and the Clifford Capital International Value Fund (the “Funds”) prospectus and summary prospectus contain important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Funds’ prospectus or summary prospectus containing this and other important information, please call 800-673-0550 or click here cliffordcap.com/fundreports. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Clifford Capital Partners, LLC (the “Advisor”) is the investment advisor of the Funds.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Funds’ may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to each Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2023 and are subject to change at any time. For most recent information, please call 800-673-0550.

The Advisor waived or reimbursed part of each Fund’s total expenses. Had the Advisor not waived or reimbursed expenses of the Funds, the Funds’ performance would have been lower.

ANNUAL REPORT

Clifford Capital Funds

Shareholder Letter

Clifford Capital Partners Fund, Focused Small Cap Value Fund, and
International Value Fund (the “Funds”)
Annual Report for the Period October 1, 2022 – September 30, 2023

Clifford Capital Partners Fund Performance

	Average Annual Returns as of September 30, 2023
	1-Year	3-Year	5-Year	Average Annual Since Inception (1/31/2014)	Total Return, Since Inception (1/31/2014)
Institutional Class (CLIFX)	7.17%	9.87%	4.84%	8.56%	121.14%
Investor Class (CLFFX)	6.78%	9.56%	4.58%	8.32%	116.45%
Russell 3000® Value Index[1]	14.05%	11.19%	5.98%	7.85%	107.46%

	Average Annual Returns as of September 30, 2023
	1-Year	3-Year	5-Year	Average Annual Since Inception (10/17/2019)	Total Return, Since Inception (10/17/2019)
Super Institutional Class (CLIQX)	7.29%	9.94%	n/a	6.70%	29.25%
Russell 3000® Value Index	14.05%	11.19%	n/a	6.91%	30.25%

Expense Ratio based on the Fund's current prospectus Gross/Net: CLIFX 1.29%/0.90%; CLFFX 1.50%/1.15%; CLIQX 1.21%/0.82%

1The Russell 3000® Value Index is a capitalization-weighted index which is designed to measure performance of Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. Numbers presented include the reinvestment of dividends (total return).

ANNUAL REPORT

Clifford Capital Funds

Shareholder Letter - continued

Clifford Capital Focused Small Cap Value Fund Performance

	Average Annual Returns as of September 30, 2023
	1-Year	3-Year	5-Year	Average Annual Since Inception (10/1/2019)	Total Return, Since Inception (10/1/2019)
Institutional Class (FSVVX)	19.73%	13.33%	n/a	7.13%	31.70%
Russell 2000® Value Index[2]	7.84%	13.32%	n/a	5.50%	23.86%

	Average Annual Returns as of September 30, 2023
	1-Year	3-Year	5-Year	Inception (1/31/2020)	Total Return, Since Inception (1/31/2020)
Super Institutional Class (FSVQX)	19.72%	13.39%	n/a	7.94%	32.32%
Investor Class (FSVRX)	19.30%	13.03%	n/a	7.59%	30.76%
Russell 2000® Value Index	7.84%	13.32%	n/a	4.66%	18.16%

Expense Ratio based on the Fund's current prospectus Gross/Net: FSVVX 2.65%/1.05%; FSVQX 2.40%/0.97%; FSVRX 3.01%/1.30%

Clifford Capital International Value Fund Performance

	Average Annual Returns as of September 30, 2023
	1-Year	3-Year	5-Year	Average Annual Since Inception (5/6/2022)	Total Return, Since Inception (5/6/2022)
Institutional Class (CCIVX)	24.04%	n/a	n/a	0.51%	0.72%
Investor Class (CIIRX)	23.77%	n/a	n/a	0.27%	0.37%
Super Institutional Class (CIVQX)	24.20%	n/a	n/a	0.60%	0.85%
MSCI EAFE Value Index[3] Net Return	26.31%	n/a	n/a	5.55%	7.13%

2The Russell 2000® Value Index is a capitalization-weighted index which is designed to measure performance of Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. Numbers presented include the reinvestment of dividends (total return).

3The MSCI EAFE Value Index is a capitalization-weighted index which is designed to measure performance of large and mid cap securities across developed markets countries around the world, excluding the United States and Canada. Numbers presented to include the reinvestment of dividends, net of withholding taxes.

ANNUAL REPORT

Clifford Capital Funds

Shareholder Letter - continued

Expense Ratio based on the Fund's current prospectus Gross/Net: CCIVX 28.72%/1.05%; CIIRX 28.97%/1.30%; CIVQX 28.33%/0.97%

Clifford Capital Partners, LLC (the “Adviser”) has contractually agreed to reduce fees and/or reimburse certain expenses for the Funds until January 31, 2025.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 673-0550.

Invitation to Visit the Funds’ Website at cliffordcapfunds.com for Recent Commentary and Other Information

To communicate with shareholders on a regular basis, we invite you to bookmark the Clifford Capital Funds website at cliffordcapfunds.com where you may find the most recent quarterly commentary and other information relevant to the Funds. We hope you find this additional information insightful and instructive.

Performance Summary over the Past 12 Months

All the Funds posted solidly positive returns over the one-year period ended September 30, 2023, while results versus benchmarks were mixed.

Clifford Capital Partners Fund (“Partners Fund”)

The Partners Fund—an all-cap value strategy—posted positive total returns but trailed its benchmark during the past 12 months. This underperformance occurred during the U.S. regional bank crisis, which we think led to a significant stock market rotation during a 3-month period of March 1 – May 31, 2023, that was a major headwind to the Partners Fund.

This market rotation resulted in investors flocking to large cap technology stocks in a narrowly focused market. At the same time, the market’s least expensive companies and small cap stocks underperformed meaningfully, both of which were areas the Partners Fund had a significant weighting to, relative to its benchmark, given the attractive investments we found in those market subsets.

ANNUAL REPORT

Clifford Capital Funds

Shareholder Letter - continued

The fourth calendar quarter of 2022 and the most recent quarter in 2023 were both solid quarters for the Partners Fund, but the first half of calendar 2023 (which encompassed the 3-month ‘bank crisis rotation’ of March-May) was a very difficult period, relative to the benchmark. We are encouraged by the significant value we see in the Partners Fund, and we think the strategy’s stocks became even more compelling during the difficult period in early 2023, which we believe will lead to a brighter future than the recent past.

Clifford Capital Focused Small Cap Value Fund (“FSCV Fund”)

The FSCV Fund significantly outperformed its benchmark over the one-year period ended September 30, 2023, thanks to a solid fourth calendar quarter in 2022 and large outperformance of its benchmark during the most recent quarter in 2023.

While the beforementioned bank crisis rotation also affected the FSCV Fund’s results in the first and second quarters of 2023, the effects were less dramatic compared to its benchmark, and the FSCV Fund has bounced back strongly. Most of the outperformance, in our opinion, was due to several positive stock-specific events that lifted the FSCV Fund’s performance in recent months. We still see strong value in the FSCV Fund’s stocks, which are trading at attractively low prices, based on our analysis.

Clifford Capital International Value Fund (“IV Fund”)

The IV Fund posted strong total returns over the one-year period but performed slightly below its benchmark. The first half of 2023 (January 1 – June 30, 2023) was solidly positive on an absolute return basis for the IV Fund, outperforming its benchmark. But that relative performance was offset by the fourth quarter of 2022 and the most recent quarter in 2023, when it lagged the benchmark. Over the past 12 months, the IV Fund’s results were aided by strong stock selection, particularly in Industrials where four stocks increased by more than 40%. This was partially offset by weakness in two Technology companies that were down about 10% each. We also noted that currency effects were a net negative during the 12-month period, accounting for all of the IV Fund’s underperformance, based on our calculations. Being underweight the Swiss franc and overweight the British pound and euro were the largest currency detractors, while being underweight the Japanese yen was the largest currency contributor.

ANNUAL REPORT

Clifford Capital Funds

Shareholder Letter - continued

Even though performance was slightly below its benchmark over the past 12 months, we are pleased with the strong returns of the IV Fund. We continue to see attractive value in the IV Fund’s individual stocks, and we are enthusiastic about the potential of international large cap stocks today, which we believe are much less expensive than large cap U.S. stocks.

Final Comments

Overall, we feel good about the positioning of the Funds today, and we believe each one is attractively valued at the end of September 2023.

Thank you for your investment in the Funds. We have high conviction in the Funds’ stocks, and we are invested alongside you. We appreciate your support, and we will continue to strive to prudently manage your money.

Sincerely yours,

Ryan Batchelor, CFA, CPA Principal and Portfolio Manager Clifford Capital Partners, LLC	Allan Nichols, CFA Principal and Portfolio Manager Clifford Capital Partners, LLC

Must be preceded or accompanied by a current prospectus.

The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Funds, and it may be obtained by calling (800) 673-0550, or by going to the Clifford Capital Funds’ website at cliffordcapfunds.com and clicking on the “Prospectus” link. Read it carefully before investing.

ANNUAL REPORT

Clifford Capital Funds

Shareholder Letter - continued

Information about Risk

Risks of Investing in Equity Securities. Overall equity market risks may affect the value of the Funds. Factors such as economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Funds’ investments goes down, your investment in the Funds decreases in value and you could lose money.

Risks of Small-Cap and Mid-Cap Securities. Investing in the securities of small-cap and mid-cap companies generally involves substantially greater risk than investing in larger, more established companies.

Risks of Large-Cap Securities. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Funds’ value may not rise as much as the value of funds that emphasize companies with smaller capitalizations.

Focused Investment Risk. The Funds are focused funds and generally hold stocks of between only 25 and 35 companies (Domestic Funds) and 25 to 45 companies in the IV Fund. Focused funds may invest a larger portion of their assets in the securities of a single issuer compared to a more diversified fund. Focusing investments in a small number of companies may subject the Funds to greater share price volatility and therefore a greater risk of loss because a single security’s increase or decrease in value may have a greater impact on the Funds’ value and total return. Economic, political or regulatory developments may have a greater impact on the value of the Funds’ portfolios than would be the case if the portfolios held more positions, and events affecting a small number of companies may have a significant and potentially adverse impact on the performance of the Funds. In addition, investors may buy or sell substantial amounts of Fund shares in response to factors affecting or expected to affect a small number of companies, resulting in extreme inflows and outflows of cash into or out of the Funds. To the extent such inflows or outflows of cash cause the Funds’ cash position or cash requirements to exceed normal levels, management of the Funds’ portfolio may be negatively affected.

Management Style Risk. Because the Funds invest primarily in value stocks (stocks that the Adviser believes are undervalued), the Funds’ performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g., growth stocks), or that have a broader investment style.

ANNUAL REPORT

Clifford Capital Funds

Shareholder Letter - continued

Active Management Risk. The Funds are actively managed and are thus subject to management risk. The Adviser will apply its investment techniques and strategies in making investment decisions for the Funds, but there are no guarantees that its techniques will produce the intended results.

Market and Geopolitical Risk. Market risk includes the possibility that the Funds’ investments will decline in value because of a downturn in the stock market, reducing the value of individual companies’ stocks regardless of the success or failure of an individual company’s operations. The value of your investment in the Funds is based on the market prices of the securities the Funds hold. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds’ portfolios may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Funds.

Sector Risk. The Funds may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than funds that do not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Funds. This may increase the risk of loss associated with an investment in the Funds and increase the volatility of the Funds’ net asset value (“NAV”) per share.

Economic and Political Risks. These effects may be short-term by causing a change in the global markets that is corrected in a year or less, or they may have long-term impacts which may cause changes in the markets that may last for many years. In any given country, some factors may affect changes in one sector of the economy or one stock, but don’t have an impact on the overall market. The particular sector of the economy or the individual stock may be affected for a short or long-term.

ANNUAL REPORT

Clifford Capital Funds

Shareholder Letter - continued

Emerging Markets Risk. Emerging market securities may present issuer, market, currency, liquidity, volatility, valuation, legal, political, and other risks different from, and potentially greater than, the risks of investing in securities of issuers in more developed markets. Emerging markets may have less established legal and accounting systems than those in more developed markets. Governments in emerging markets may be less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. The economies of emerging markets may be dependent on relatively few industries and thus affected more severely by local or global changes. Emerging market securities may also be more volatile, more difficult to value, and have lower overall liquidity than securities economically tied to U.S. or developed non-U.S. issuer.

Non-U.S. Investment Risk. Securities of non-U.S. issuers (including American depository receipts (“ADRs”) and other securities that represent interests in a non-U.S. issuer’s securities) may be less liquid, more volatile, and harder to value than U.S. securities. Non-U.S. issuers may be subject to political, economic, or market instability, or unfavorable government action in their local jurisdictions or economic sanctions or other restrictions imposed by U.S. or foreign regulators. There may be less information publicly available about non-U.S. issuers and their securities and those issuers may be subject to lower levels of government regulation and oversight. These risks may be higher when investing in emerging market issuers. Certain of these elevated risks may also apply to securities of U.S. issuers with significant non-U.S. operations.

Foreign Currency Risk. Although the IV Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the IV Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar, particularly if the IV Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S.

Inflation Risk. At any time, the Funds may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

ANNUAL REPORT

Clifford Capital Funds

Shareholder Letter - continued

Cybersecurity Risk. The Funds and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality.

The Clifford Capital Funds are distributed by Foreside Fund Services, LLC.

ANNUAL REPORT

Clifford Capital Partners Fund

COMPARISON OF $10,000 INVESTMENT IN CLIFFORD CAPITAL PARTNERS FUND INVESTOR SHARES VS. THE RUSSELL 3000® VALUE INDEX (unaudited)

$25
$20
$15
$10
Thousands
$21,644
$20,746
01/31/14
09/30/14
09/30/15
09/30/16
09/30/17
09/30/18
09/30/19
09/30/20
09/30/21
09/30/22
09/30/23

Past performance is not predictive of future performance.

Clifford Capital Partners Fund
Russell 3000® Value Index

	Total Return	Average Annual Return
	One Year Ended 9/30/2023	Five Years Ended 9/30/2023	Since Inception
			01/31/2014 to 09/30/2023	10/17/2019 to 9/30/2023
Clifford Capital Partners Fund - Investor	6.78%	4.58%	8.32%	N/A
Clifford Capital Partners Fund - Institutional	7.17%	4.84%	8.56%	N/A
Clifford Capital Partners Fund - Super Institutional	7.29%	N/A	N/A	6.70%
Russell 3000® Value Index	14.05%	5.98%	7.85%	6.91%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 3000® Value Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower. The index is not adjusted to reflect expenses that the U.S. Securities and Exchange Commission (“SEC”) requires to be reflected in the Fund’s performance.

ANNUAL REPORT

Clifford Capital Partners Fund

Portfolio Compositionas of September 30, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Financials	22.22%
Industrials	17.70%
Information Technology	11.45%
Health Care	9.46%
Consumer Staples	9.38%
Communication Services	9.09%
Consumer Discretionary	7.92%
Energy	6.69%
Materials	3.92%
Money Market Fund	2.05%
99.88%

See Notes to Financial Statements

ANNUAL REPORT

Clifford Capital Partners Fund

Schedule of InvestmentsSeptember 30, 2023

		Shares	Value
97.83%	COMMON STOCK

9.09%	COMMUNICATION SERVICES
	Liberty Media Corp-Liberty SiriusXM A(A)	179,700	$4,573,365
	Vodafone Group plc ADR	318,200	3,016,536
	The Walt Disney Co(A)	35,200	2,852,960
			10,442,861

7.92%	CONSUMER DISCRETIONARY
	Big Lots, Inc.(A)	325,000	1,660,750
	eBay Inc.	87,000	3,835,830
	Perdoceo Education Corp.	211,100	3,609,810
			9,106,390

9.38%	CONSUMER STAPLES
	General Mills, Inc.	58,900	3,769,011
	Kenvue, Inc.	142,800	2,867,424
	The Kraft Heinz Co.	123,300	4,147,812
			10,784,247

6.69%	ENERGY
	Liberty Oilfield Services, Inc.	190,300	3,524,356
	Schlumberger Ltd.	71,400	4,162,620
			7,686,976

22.22%	FINANCIALS
	American Express Co.	29,400	4,386,186
	Community Trust Bancorp, Inc.	105,100	3,600,726
	CVB Financial Corp.	293,500	4,863,295
	EVERTEC, Inc.	119,000	4,424,420
	Fidelity National Information Services, Inc.	68,400	3,780,468
	Westamerica Bancorp.	103,600	4,480,700
			25,535,795

9.46%	HEALTH CARE
	Cardinal Health, Inc.	45,700	3,967,674
	GSK plc ADR	97,300	3,527,125
	Johnson & Johnson	21,700	3,379,775
			10,874,574

See Notes to Financial Statements

ANNUAL REPORT

Clifford Capital Partners Fund

Schedule of Investments - continuedSeptember 30, 2023

		Shares	Value
17.70%	INDUSTRIALS
	3M Co.	37,100	$3,473,302
	Forward Air Corp.	46,000	3,162,040
	HNI Corp.	79,600	2,756,548
	Pitney Bowes, Inc.	1,438,400	4,343,968
	RTX Corp.	43,900	3,159,483
	Stericycle, Inc.(A)	77,000	3,442,670
			20,338,011

11.45%	INFORMATION TECHNOLOGY
	Cisco Systems, Inc.	66,700	3,585,792
	DXC Technology Co.(A)	178,200	3,711,906
	NCR Corp.(A)	217,600	5,868,672
			13,166,370

3.92%	MATERIALS
	Compass Minerals International, Inc.	84,500	2,361,775
	Sealed Air Corp.	65,300	2,145,758
			4,507,533

97.83%	TOTAL COMMON STOCK
	(Cost: $120,959,865)		112,442,757

2.05%	MONEY MARKET FUND
	Federated Institutional Prime Obligations Fund Institutional Class 5.42%(B)	2,354,628	2,355,304
	(Cost: $2,355,304)

99.88%	TOTAL INVESTMENTS
	(Cost: $123,315,169)		114,798,061
0.12%	Other assets, net of liabilities		137,135
100.00%	NET ASSETS		$114,935,196

(A)Non-income producing

(B)Effective 7 day yield as of September 30, 2023

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

ANNUAL REPORT

Clifford Capital Focused Small Cap Value Fund

COMPARISON OF $100,000 INVESTMENT IN CLIFFORD CAPITAL FOCUSED SMALL CAP FUND INSTITUTIONAL SHARES VS. THE RUSSELL 2000® VALUE INDEX (unaudited)

$150
$140
$130
$120
$110
$100
$90
$80
Thousands
$131,699
$123,860
10/01/19
09/30/20
09/30/21
09/30/22
09/30/23
Clifford Capital Focused Small Cap Value Fund
Russell 2000® Value Index

Past performance is not predictive of future performance.

	Total Return	Average Annual Return
	One Year Ended 9/30/2023	Since Inception
		10/01/2019 to 9/30/2023	01/31/2020 to 9/30/2023
Clifford Capital Focused Small Cap Fund - Institutional:	19.73%	7.13%	N/A
Clifford Capital Focused Small Cap Fund - Investor:	19.30%	N/A	7.59%
Clifford Capital Focused Small Cap Fund - Super Institutional:	19.72%	N/A	7.94%
Russell 2000® Value Index:	7.84%	5.50%	4.66%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 2000® Value Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower. The index is not adjusted to reflect expenses that the U.S. Securities and Exchange Commission (“SEC”) requires to be reflected in the Fund’s performance.

ANNUAL REPORT

Clifford Capital Focused Small Cap Value Fund

Portfolio Compositionas of September 30, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Industrials	24.27%
Financials	22.62%
Consumer Discretionary	15.99%
Energy	7.71%
Information Technology	7.65%
Consumer Staples	6.40%
Health Care	4.08%
Communication Services	3.06%
Materials	2.45%
Preferred Stock	2.33%
Money Market Fund	3.19%
99.75%

See Notes to Financial Statements

ANNUAL REPORT

Clifford Capital Focused Small Cap Value Fund

Schedule of InvestmentsSeptember 30, 2023

		Shares	Value
94.23%	COMMON STOCK

3.06%	COMMUNICATION SERVICES
	Millicom International Cellular SA(A)	15,490	$239,320

15.99%	CONSUMER DISCRETIONARY
	Big Lots, Inc.(A)	21,350	109,098
	Perdoceo Education Corp.	12,140	207,594
	Urban Outfitters, Inc.(A)	7,900	258,251
	VOXX International Corp.(A)	19,360	154,493
	Winmark Corp.	770	287,310
	WW International, Inc.(A)	21,240	235,127
			1,251,873

6.40%	CONSUMER STAPLES
	Fresh Del Monte Produce, Inc.	10,250	264,860
	Reynolds Consumer Products, Inc.	9,220	236,309
			501,169

7.71%	ENERGY
	KLX Energy Services Holdings, Inc.(A)	24,500	290,325
	Liberty Oilfield Services, Inc.	16,910	313,173
			603,498

22.62%	FINANCIALS
	Community Trust Bancorp, Inc.	6,830	233,996
	CVB Financial Corp.	21,360	353,935
	EVERTEC, Inc.	7,340	272,901
	Glacier Bancorp, Inc.	4,940	140,790
	Hancock Whitney Corp.	4,640	171,634
	Westamerica Bancorp.	6,270	271,178
	The Western Union Co.	24,800	326,864
			1,771,298

4.08%	HEALTH CARE
	NextGen Healthcare, Inc.(A)	13,470	319,643

See Notes to Financial Statements

ANNUAL REPORT

Clifford Capital Focused Small Cap Value Fund

Schedule of Investments - continuedSeptember 30, 2023

		Shares	Value
24.27%	INDUSTRIALS
	Commercial Vehicle Group, Inc.(A)	28,830	$223,720
	Forward Air Corp.	3,820	262,587
	HNI Corp.	6,050	209,512
	Pitney Bowes, Inc.	111,290	336,096
	Steelcase, Inc.	22,220	248,197
	Stericycle, Inc.(A)	6,870	307,158
	Thermon Group Holdings, Inc.(A)	11,410	313,433
			1,900,703

7.65%	INFORMATION TECHNOLOGY
	DXC Technology Co.(A)	11,370	236,837
	NCR Corp.(A)	13,430	362,207
			599,044

2.45%	MATERIALS
	Compass Minerals International, Inc.	6,870	192,016

94.23%	TOTAL COMMON STOCK
	(Cost: $6,262,471)		7,378,564

2.33%	PREFERRED STOCK

2.33%	CONSUMER DISCRETIONARY
	Qurate Retail, Inc., Series V, 8.00%	6,360	182,214

2.33%	TOTAL PREFERRED STOCK
	(Cost: $239,328)		182,214

2.19%	MONEY MARKET FUND
	Federated Institutional Prime Obligations Fund Institutional Class 5.42%(B)	250,355	250,430
	(Cost: $250,430)

99.75%	TOTAL INVESTMENTS
	(Cost: $6,752,229)		7,811,208
0.25%	Other assets, net of liabilities		19,551
100.00%	NET ASSETS		$7,830,759

(A)Non-income producing

(B)Effective 7 day yield as of September 30, 2023

ANNUAL REPORT

Clifford Capital International Value Fund

COMPARISON OF $100,000 INVESTMENT IN CLIFFORD CAPITAL INTERNATIONAL VALUE FUND INSTITUTIONAL SHARES VS. MSCI EAFE VALUE NET RETURN INDEX (unaudited)

$110
$100
$90
$80
$70
Thousands
$107,894
$100,718
5/06/22
09/30/22
09/30/23

Past performance is not predictive of future performance.

Clifford Capital International Value Fund
MSCI EAFE Value Net Return Index

	Total Return	Average Annual Returns
	One Year Ended 9/30/2023	Since Inception 5/6/2022 to 9/30/2023
Clifford Capital International Value Fund - Institutional	24.04%	0.51%
Clifford Capital International Fund - Investor	23.77%	0.27%
Clifford Capital International Value Fund - Super Institutional	24.20%	0.60%
MSCI EAFE Value Net return Index	26.31%	5.55%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The MSCI EAFE Value Net Return Index captures large and mid cap securities exhibiting overall value style characteristics across Developed Markets countries around the world, excluding the US and Canada. The value investment style characteristics for index construction are definded using three variables: book value to price, 12-month forward earnings to price and dividend yield. With 461 constituents, the index targets 50% coverage of the free float-adjusted market capitalization of the MSCI EAFE Index.

ANNUAL REPORT

Clifford Capital International Value Fund

Portfolio Compositionas of September 30, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Financials	18.78%
Health Care	17.22%
Communication Services	13.73%
Industrials	13.09%
Consumer Staples	8.56%
Energy	8.54%
Information Technology	7.60%
Utilities	5.14%
Consumer Discretionary	4.00%
Materials	2.13%
98.79%

See Notes to Financial Statements

ANNUAL REPORT

Clifford Capital International Value Fund

Schedule of Investments
September 30, 2023

		Shares	Value
98.79%	COMMON STOCKS

1.88%	CANADA
	Enbridge, Inc.	2,560	$84,966

3.82%	CHINA
	CITIC Ltd.	113,000	103,895
	Ping An Insurance Group Company of China Ltd.	12,000	68,727
			172,622

2.58%	FINLAND
	Nokia Oyj ADR	31,130	116,426

18.51%	FRANCE
	Airbus SE	1,000	134,250
	Capgemini SE	400	70,117
	Carrefour SA	7,400	127,408
	Engie SA	8,440	129,654
	Schneider Electric SE	470	78,004
	Societe Generale SA	7,220	175,910
	Worldline SA(A)	4,300	121,156
			836,499

10.83%	GERMANY
	BASF SE	2,120	96,267
	Bayer AG	2,020	97,065
	Continental AG	1,600	112,931
	Fresenius Medical Care AG & Co. KGaA ADR	5,340	115,024
	Volkswagen AG	590	67,954
			489,241

1.89%	HONG KONG
	CK Hutchison Holdings Ltd.	16,000	85,609

2.27%	ITALY
	Enel SpA	16,670	102,574

See Notes to Financial Statements

ANNUAL REPORT

Clifford Capital International Value Fund

Schedule of Investments - continuedSeptember 30, 2023

		Shares	Value
5.76%	JAPAN
	Astellas Pharma, Inc.	7,300	$101,313
	Takeda Pharmaceutical Co. Ltd. ADR	10,280	159,032
			260,345

6.42%	NETHERLANDS
	Koninklijke Ahold Delhaize NV	3,840	115,787
	Koninklijke Philips NV ADR(A)	8,740	174,276
			290,063

7.78%	SPAIN
	Banco Santander SA ADR	52,230	196,385
	Telefonica SA ADR	38,160	155,311
			351,696

2.28%	SWEDEN
	Telefonaktiebolaget LM Ericsson ADR	21,190	102,983

2.91%	SWITZERLAND
	Roche Holding AG	480	131,333

1.19%	TAIWAN
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	620	53,878

27.74%	UNITED KINGDOM
	Aviva plc	18,290	86,987
	BAE Systems plc	5,580	67,932
	BT Group plc	98,430	140,151
	HSBC Holdings plc ADR	5,060	199,668
	Liberty Global plc- Class A(A)	8,920	152,710
	Rolls-Royce Holdings plc(A)	45,180	121,770
	Shell plc ADR	2,620	168,676
	Unilever plc ADR	2,910	143,754
	Vodafone Group plc ADR	18,160	172,157
			1,253,805

See Notes to Financial Statements

ANNUAL REPORT

Clifford Capital International Value Fund

Schedule of Investments - continuedSeptember 30, 2023

		Shares	Value
2.93%	UNITED STATES
	Schlumberger, Ltd.	2,270	$132,341

98.79%	TOTAL COMMON STOCKS
	(Cost: $4,602,377)		4,464,381

98.79%	TOTAL INVESTMENTS
	(Cost: $4,602,377)		4,464,381
1.21%	Other assets, net of liablities		54,684
100.00%	NET ASSETS		$4,519,065

(A)Non-income producing

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statements of Assets and LiabilitiesSeptember 30, 2023

	Clifford Capital Partners Fund	Clifford Capital Focused Small Cap Value Fund	Clifford Capital International Value Fund
ASSETS
Investments at value(1)	$114,798,061	$7,811,208	$4,464,381
Cash and cash equivalents	—	—	213,916
Receivable for investments sold	832,812	—	—
Receivable for capital stock sold	3,209	1,387	24
Dividends and interest receivable	107,669	4,484	13,321
Due from advisor	—	14,089	—
Prepaid expenses	18,089	7,174	452
TOTAL ASSETS	115,759,840	7,838,342	4,692,094

LIABILITIES
Payable for securities purchased	694,656	—	126,688
Payable for capital stock redeemed	33,772	—	—
Accrued investment advisory fees	72,611	—	38,692
Accrued 12b-1 fees	3,307	17	59
Accrued administration, transfer agent and accounting fees	14,690	5,357	4,058
Other accrued expenses	5,608	2,209	3,532
TOTAL LIABILITIES	824,644	7,583	173,029
NET ASSETS	$114,935,196	$7,830,759	$4,519,065

NET ASSETS CONSIST OF:
Paid-in capital applicable to 6,709,423, 718,016 and 457,226 no par value shares of beneficial interest outstanding, unlimited shares authorized	118,592,437	8,233,044	4,650,115
Distributable earnings (accumulated deficits)	(3,657,241)	(402,285)	(131,050)
Net Assets	$114,935,196	$7,830,759	$4,519,065

See Notes to Financial Statements

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statements of Assets and Liabilities - continuedSeptember 30, 2023

	Clifford Capital Partners Fund	Clifford Capital Focused Small Cap Value Fund	Clifford Capital International Value Fund
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
NET ASSETS
Investor Class	$519,570	$19,897	$17,081
Institutional Class	114,403,594	7,808,215	4,147,625
Super Institutional Class	12,032	2,647	354,359
Total	$114,935,196	$7,830,759	$4,519,065
SHARES OUTSTANDING
Investor Class	30,707	1,835	1,732
Institutional Class	6,678,018	715,937	419,660
Super Institutional Class	698	244	35,834
Total	6,709,423	718,016	457,226
NET ASSET VALUE PER SHARE
Investor Class	$16.92	$10.84	$9.86
Institutional Class	$17.13	$10.91	$9.88
Super Institutional Class	$17.24	$10.85	$9.89
Redemption Price Per Share(2)
Investor Class	$16.58	$10.62	$9.66

(1)Identified cost of	$123,315,169	$6,752,229	$4,602,377

(2)Includes Redemption Fee of 2% for investments held for less than 60 days.

See Notes to Financial Statements

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statements of OperationsFor the Year Ended September 30, 2023

	Clifford Capital Partners Fund	Clifford Capital Focused Small Cap Value Fund	Clifford Capital International Value Fund
INVESTMENT INCOME
Dividends(1)	$2,956,852	$284,913	$33,613
Total investment income	2,956,852	284,913	33,613

EXPENSES
Investment advisory fees (Note 2)	843,518	99,928	7,171
12b-1 and servicing fees - Investor Class (Note 2)	1,882	45	43
Recordkeeping and administrative services (Note 2)	115,184	23,894	9,414
Accounting fees (Note 2)	61,514	37,229	41,390
Custody fees	13,176	5,408	7,778
Transfer agent fees (Note 2)	23,935	21,491	13,079
Audit and tax fees	18,055	20,094	19,894
Legal fees	24,014	25,622	15,808
Filing and registration fees	51,839	15,500	1,499
Trustee fees	11,890	7,660	7,209
Compliance fees	8,575	8,817	5,410
Shareholder reports	21,951	18,672	16,561
Shareholder servicing (Note 2)
Investor Class	1,906	45	—
Institutional Class	111,606	19,007	—
Insurance fees	3,572	2,906	2,245
Exchange fee	2,400	2,400	2,400
Other	17,931	6,950	7,297
Total expenses	1,332,948	315,668	157,198
Fee waivers and reimbursed expenses (Note 2)	(318,855)	(199,043)	(148,554)
Net expenses	1,014,093	116,625	8,644
Net investment income (loss)	1,942,759	168,288	24,969

See Notes to Financial Statements

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statements of Operations - continuedFor the Year Ended September 30, 2023

	Clifford Capital Partners Fund	Clifford Capital Focused Small Cap Value Fund	Clifford Capital International Value Fund
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	5,665,352	(1,115,244)	8,517
Net realized gain (loss) on foreign currency transactions	—	—	(24,603)
Total net realized gain (loss)	5,665,352	(1,115,244)	(16,086)

Net increase (decrease) in unrealized appreciation (depreciation) of investments	(1,786,068)	3,157,680	(32,344)

Net realized and unrealized gain (loss) on investments	3,879,284	2,042,436	(48,430)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$5,822,043	$2,210,724	$(23,461)

(1) Net of foreign taxes withheld of	$710	—	$3,796

This page intentionally left blank.

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statements of Changes in Net Assets

CLIFFORD CAPITAL FUNDS

	Clifford Capital Partners Fund			Clifford Capital Focused Small Cap Value Fund		Clifford Capital International Value Fund
	Year Ended September 30, 2023	Year Ended September 30, 2022		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	May 6, 2022* through September 30, 2022
Increase (Decrease) in Net Assets from
OPERATIONS
Net investment income (loss)	$1,942,759	$1,030,216		$168,288	$119,198	$24,969	$12,313
Net realized gain (loss) on investments and foreign currency transactions	5,665,352	158,402		(1,115,244)	490,041	(16,086)	(4,045)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(1,786,068)	(14,998,548)		3,157,680	(3,748,485)	(32,344)	(105,654)
Increase (decrease) in net assets from operations	5,822,043	(13,809,930)		2,210,724	(3,139,246)	(23,461)	(97,386)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Investor Class	(24,928)	(21,906)		(838)	(1,148)	(283)	—
Institutional Class	(2,279,933)	(2,185,958)		(597,303)	(1,342,142)	(4,387)	—
Super Institutional Class	(311)	(799)		(134)	(325)	(5,533)	—
Decrease in net assets from distributions	(2,305,172)	(2,208,663)		(598,275)	(1,343,615)	(10,203)	—

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Investor Class	104,275	819,057		3,000	7,700	—	17,010
Institutional Class	40,301,058	65,116,417		1,107,198	4,890,453	4,035,467	242,425
Super Institutional Class	—	—		—	—	50,000	295,010
Distributions reinvested
Investor Class	24,928	21,906		838	1,148	283	—
Institutional Class	1,879,404	2,016,284		582,018	1,342,142	4,387	—
Super Institutional Class	311	799		134	325	5,533	—
Shares redeemed
Investor Class	(853,786)	(65,764	)(1)	—	—	—	—
Institutional Class	(21,763,261)	(10,426,273)		(6,966,276)	(1,936,934)	—	—
Super Institutional Class	—	(5,000)		—	—	—	—
Change in net assets from capital stock transactions	19,692,929	57,477,426		(5,273,088)	4,304,834	4,095,670	554,445

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statements of Changes in Net Assets - continued

	Clifford Capital Partners Fund		Clifford Capital Focused Small Cap Value Fund		Clifford Capital International Value Fund
	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	May 6, 2022* through September 30, 2022
NET ASSETS
Increase (decrease) during period	23,209,800	41,458,833	(3,660,639)	(178,027)	4,062,006	457,059
Beginning of period	91,725,396	50,266,563	11,491,398	11,669,425	457,059	—
End of period	$114,935,196	$91,725,396	$7,830,759	$11,491,398	$4,519,065	$457,059

(1)Includes redemption fees of:	$—	$467	$—	$—	$—	$—

*Commencement of operations.

CLIFFORD CAPITAL FUNDS

See Notes to Financial Statements

ANNUAL REPORT

CLIFFORD CAPITAL PARTNERS FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

ANNUAL REPORT

CLIFFORD CAPITAL PARTNERS FUND

Financial Highlights

	Investor Class
	Years ended September 30,
	2023	2022	2021	2020(2)	2019
Net asset value, beginning of year	$16.16	$19.47	$13.97	$14.61	$15.77

Investment activities
Net investment income (loss)(1)	0.29	0.21	0.25	0.27	0.20
Net realized and unrealized gain (loss) on investments	0.83	(2.70)	5.60	(0.67)	(0.64)
Total from investment activities	1.12	(2.49)	5.85	(0.40)	(0.44)
Distributions
Net investment income	(0.19)	(0.28)	(0.35)	(0.24)	(0.11)
Net realized gain	(0.17)	(0.54)	—	—	(0.61)
Total distributions	(0.36)	(0.82)	(0.35)	(0.24)	(0.72)

Paid-in capital from redemption fees	—	— (3)	—	—	—

Net asset value, end of year	$16.92	$16.16	$19.47	$13.97	$14.61

Total Return	6.78%	(13.44%)	42.29%	(2.86%)	(2.07%)
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.59%	1.50%	1.61%	1.57%	1.10%
Expenses, net of fee waivers and reimbursements	1.15%	1.15%	1.15%	1.13%	1.10%
Net investment income (loss)	1.61%	1.12%	1.32%	1.93%	1.39%
Portfolio turnover rate	27.59%	10.55%	26.01%	59.61%	22.99%
Net assets, end of period (000’s)	$520	$1,123	$549	$397	$785

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Prior to February 1, 2020 the Advisor paid all operating expenses except for management fees and 12b-1 expenses.

(3)Less than 0.005 per share.

See Notes to Financial Statements

ANNUAL REPORT

CLIFFORD CAPITAL PARTNERS FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

ANNUAL REPORT

CLIFFORD CAPITAL PARTNERS FUND

Financial Highlights

	Institutional Class
	Years ended September 30,
	2023	2022	2021	2020(2)	2019
Net asset value, beginning of year	$16.31	$19.61	$14.03	$14.65	$15.83

Investment activities
Net investment income (loss)(1)	0.31	0.27	0.29	0.31	0.23
Net realized and unrealized gain (loss) on investments	0.88	(2.74)	5.63	(0.68)	(0.65)
Total from investment activities	1.19	(2.47)	5.92	(0.37)	(0.42)
Distributions
Net investment income	(0.20)	(0.29)	(0.34)	(0.25)	(0.15)
Net realized gain	(0.17)	(0.54)	—	—	(0.61)
Total distributions	(0.37)	(0.83)	(0.34)	(0.25)	(0.76)

Net asset value, end of year	$17.13	$16.31	$19.61	$14.03	$14.65

Total Return	7.17%	(13.23%)	42.63%	(2.68%)	(1.87%)
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.18%	1.29%	1.42%	1.45%	0.90%
Expenses, net of fee waivers and reimbursements	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income (loss)	1.73%	1.46%	1.51%	2.28%	1.60%
Portfolio turnover rate	27.59%	10.55%	26.01%	59.61%	22.99%
Net assets, end of year (000’s)	$114,404	$90,591	$49,699	$24,549	$23,553

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Prior to February 1, 2020 the Advisor paid all operating expenses except for management fees and 12b-1 expenses.

See Notes to Financial Statements

ANNUAL REPORT

CLIFFORD CAPITAL PARTNERS FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Super Institutional Class
	Years ended September 30,			Period October 17, 2019(2) to September 30, 2020
	2023	2022	2021
Net asset value, beginning of period	$16.47	$19.84	$14.21	$14.67

Investment activities
Net investment income (loss)(1)	0.33	0.31	0.31	0.30
Net realized and unrealized gain (loss) on investments	0.90	(2.80)	5.70	(0.70)
Total from investment activities	1.23	(2.49)	6.01	(0.40)
Distributions
Net investment income	(0.29)	(0.34)	(0.38)	(0.06)
Net realized gain	(0.17)	(0.54)	—	—
Total distributions	(0.46)	(0.88)	(0.38)	(0.06)

Net asset value, end of period	$17.24	$16.47	$19.84	$14.21

Total Return(3)	7.29%	(13.23%)	42.74%	(2.74%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.08%	1.21%	1.35%	1.43%
Expenses, net of fee waivers and reimbursements	0.82%	0.82%	0.82%	0.85%
Net investment income (loss)	1.84%	1.64%	1.65%	2.29%
Portfolio turnover rate(3)	27.59%	10.55%	26.01%	59.61%
Net assets, end of period (000’s)	$12	$11	$18	$13

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Commencement of operations.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
	Years ended September 30,			Period January 31, 2020(2) to September 30, 2020
	2023	2022	2021
Net asset value, beginning of period	$9.56	$13.64	$9.02	$9.96

Investment activities
Net investment income (loss)(1)	0.14	0.08	0.05	0.12
Net realized and unrealized gain (loss) on investments	1.68	(2.63)	4.76	(1.06)
Total from investment activities	1.82	(2.55)	4.81	(0.94)
Distributions
Net investment income	—	(0.09)	(0.19)	—
Net realized gain	(0.54)	(1.44)	—	—
Total distributions	(0.54)	(1.53)	(0.19)	—

Net asset value, end of period	$10.84	$9.56	$13.64	$9.02

Total Return(3)	19.30%	(21.26%)	53.71%	(9.44%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	3.18%	3.01%	3.30%	5.43%
Expenses, net of fee waivers and reimbursements	1.30%	1.30%	1.30%	1.30%
Net investment income (loss)	1.30%	0.63%	0.38%	2.15%
Portfolio turnover rate(3)	34.00%	43.27%	40.68%	102.07%
Net assets, end of period (000’s)	$20	$14	$10	$2

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Commencement of operations

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	Years ended September 30,			Period October 1, 2019(3) to September 30, 2020
	2023	2022	2021
Net asset value, beginning of period	$9.62	$13.72	$9.04	$10.00

Investment activities
Net investment income (loss)(1)	0.16	0.11	0.11	0.19
Net realized and unrealized gain (loss) on investments	1.71	(2.65)	4.74	(1.14)
Total from investment activities	1.87	(2.54)	4.85	(0.95)
Distributions
Net investment income	(0.04)	(0.12)	(0.17)	(0.01)
Net realized gains	(0.54)	(1.44)	—	— (2)
Total distributions	(0.58)	(1.56)	(0.17)	(0.01)

Net asset value, end of period	$10.91	$9.62	$13.72	$9.04

Total Return(4)	19.73%	(21.06%)	54.02%	(9.53%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	2.84%	2.65%	3.01%	6.47%
Expenses, net of fee waivers and reimbursements	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)	1.52%	0.92%	0.84%	2.32%
Portfolio turnover rate(4)	34.00%	43.27%	40.68%	102.07%
Net assets, end of period (000’s)	$7,808	$11,475	$11,657	$4,532

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Less than $0.005.

(3)Commencement of operations.

(4)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Super Institutional Class
	Years ended September 30,			Period January 31, 2020(2) to September 30, 2020
	2023	2022	2021
Net asset value, beginning of period	$9.57	$13.67	$9.04	$9.96

Investment activities
Net investment income (loss)(1)	0.17	0.13	0.13	0.14
Net realized and unrealized gain (loss) on investments	1.69	(2.64)	4.72	(1.06)
Total from investment activities	1.86	(2.51)	4.85	(0.92)
Distributions
Net investment income	(0.04)	(0.15)	(0.22)	—
Net realized gain	(0.54)	(1.44)	—	—
Total distributions	(0.58)	(1.59)	(0.22)	—

Net asset value, end of period	$10.85	$9.57	$13.67	$9.04

Total Return(3)	19.72%	(20.98%)	54.10%	(9.24%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	2.61%	2.40%	2.93%	5.19%
Expenses, net of fee waivers and reimbursements	0.97%	0.97%	0.97%	0.97%
Net investment income (loss)	1.62%	1.04%	0.95%	2.48%
Portfolio turnover rate(3)	34.00%	43.27%	40.68%	102.07%
Net assets, end of period (000’s)	$3	$2	$3	$2

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Commencement of operations.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

CLIFFORD CAPITAL INTERNATIONAL VALUE FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
	Year ended September 30, 2023	Period May 6, 2022(2) to September 30, 2022
Net asset value, beginning of period	$8.11	$10.00

Investment activities
Net investment income (loss)(1)	0.25	0.21
Net realized and unrealized gain (loss) on investments	1.67	(2.10)
Total from investment activities	1.92	(1.89)
Distributions
Net investment income	(0.17)	—
Total distributions	(0.17)	—

Net asset value, end of period	$9.86	$8.11

Total Return(3)	23.77%	(18.90%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	27.49%	28.97%
Expenses, net of fee waivers and reimbursements	1.30%	1.30%
Net investment income (loss)	2.50%	5.62%
Portfolio turnover rate(3)	10.56%	11.14%
Net assets, end of period (000’s)	$17	$14

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Commencement of operations.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(4)Ratios to average net assets have been annualized.

See Notes to Financial Statements

ANNUAL REPORT

CLIFFORD CAPITAL INTERNATIONAL VALUE FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	Year ended September 30, 2023	Period May 6, 2022(2) to September 30, 2022
Net asset value, beginning of period	$8.12	$10.00

Investment activities
Net investment income (loss)(1)	0.30	0.22
Net realized and unrealized gain (loss) on investments	1.64	(2.10)
Total from investment activities	1.94	(1.88)
Distributions
Net investment income	(0.18)	—
Total distributions	(0.18)	—

Net asset value, end of period	$9.88	$8.12

Total Return(3)	24.04%	(18.80%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	13.20%	28.72%
Expenses, net of fee waivers and reimbursements	1.05%	1.05%
Net investment income (loss)	3.06%	5.87%
Portfolio turnover rate(3)	10.56%	11.14%
Net assets, end of period (000’s)	$4,148	$197

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.

(2) Commencement of operations.

(3) Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(4) Ratios to average net assets have been annualized.

See Notes to Financial Statements

ANNUAL REPORT

CLIFFORD CAPITAL INTERNATIONAL VALUE FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Super Institutional Class
	Year ended September 30, 2023	Period May 6, 2022(2) to September 30, 2022
Net asset value, beginning of period	$8.12	$10.00

Investment activities
Net investment income (loss)(1)	0.28	0.23
Net realized and unrealized gain (loss) on investments	1.67	(2.11)
Total from investment activities	1.95	(1.88)
Distributions
Net investment income	(0.18)	—
Total distributions	(0.18)	—

Net asset value, end of period	$9.89	$8.12

Total Return(3)	24.20%	(18.80%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	26.69%	28.33%
Expenses, net of fee waivers and reimbursements	0.97%	0.97%
Net investment income (loss)	2.83%	5.97%
Portfolio turnover rate(3)	10.56%	11.14%
Net assets, end of period (000’s)	$354	$246

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Commencement of operations.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(4)Ratios to average net assets have been annualized.

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial StatementsSeptember 30, 2023

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Clifford Capital Partners Fund, the Clifford Capital Focused Small Cap Value Fund and the Clifford Capital International Value Fund (each a “Fund” and collectively, the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Clifford Capital Partners Fund (the “Partners Fund”) was established in January 2014 as a series of another registered investment company (the “predecessor trust”). On February 8, 2016, the Partners Fund was reorganized from a series of the predecessor trust into the Trust. On February 18, 2016, the Board of Trustees (the “Board”) of the Trust approved that the fiscal year end of the Partners Fund be changed to September 30. The Clifford Capital Focused Small Cap Value Fund (the “Focused SCV Fund”) commenced operations on October 1, 2019. The Clifford Capital International Value Fund (“International Value Fund”) commenced operations on May 6, 2022.

The investment objective of each of the Funds is to provide long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Board, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as

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Notes to Financial Statements - continuedSeptember 30, 2023 determined in good faith under procedures set by the Board. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Funds’ assets to Clifford Capital Partners, LLC (the “Advisor”) as the Valuation Designee pursuant to the Funds’ policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedSeptember 30, 2023

The following is a summary of the level of inputs used to value the Funds’ investments as of September 30, 2023:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Partners Fund
Common Stock	$112,442,757	$—	$—	$112,442,757
Money Market Fund	2,355,304	—	—	2,355,304
	$114,798,061	$—	$—	$114,798,061

Focused SCV Fund
Common Stock	$7,378,564	$—	$—	$7,378,564
Preferred Stock	182,214	—	—	182,214
Money Market Fund	250,430	—	—	250,430
	$7,811,208	$—	$—	$7,811,208

International Value Fund
Common Stocks	$4,464,381	$—	$—	$4,464,381
	$4,464,381	$—	$—	$4,464,381

Refer to the Funds’ Schedule of Investments for a listing of the securities by security type and sector.

The Funds held no Level 3 securities at any time during the year ended September 30, 2023.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

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CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedSeptember 30, 2023

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities

The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s net asset value (“NAV”). The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations. During the year ended September 30, 2023, no foreign capital gains tax was accrued or paid by the Funds.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any,

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CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedSeptember 30, 2023

so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Funds identify their major tax jurisdiction as U. S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the period ended September 30, 2020.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended September 30, 2023, such reclassifications were due to the utilization of earnings and profits distributed to shareholders on redemption of fund shares.

Partners Fund
Paid-in capital	$236,000
Distributable earnings	(236,000)

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class based on relative net assets on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Funds currently offer three classes of shares: Investor Class, Institutional Class and Super Institutional Class. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their

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CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedSeptember 30, 2023

sales charge structures, ongoing distribution and service fees, and shareholder servicing fees. Income, expenses (other than distribution and service fees and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. Investor Class shares include a redemption fee of 2% on the proceeds of Investor Class shares redeemed after being held for 60 days or less. Institutional and Super Institutional Class shares are not subject to a redemption fee.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor provides investment services advisory services to the Funds for an investment management fee equal to 0.75%, 0.90% and 0.85% of the daily net assets of the Partners Fund, the Focused SCV Fund and the International Value Fund, respectively.

The Advisor earned and waived advisory fees and reimbursed Fund expenses for the year ended September 30, 2023 as follows:

Fund	Fee	Investment Advisory Fee Earned	Investment Advisory Fee Waived	Expenses Reimbursed
Partners Fund	0.75%	$843,518	$318,855	$—
Focused SCV Fund	0.90%	99,928	99,928	99,115
International Value Fund	0.85%	7,171	7,171	141,383

The Advisor entered into an Expense Limitation Agreement, whereby the Advisor has contractually agreed to waive or reduce its fees and to assume other expenses of the Funds’, if necessary, in amounts that limit “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, dividend expense on short sales and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, each as applicable) to not more than 0.90% for the Partners Fund’s Investor and Institutional Class, 0.82% for the Partners Fund’s Super Institutional Class, 1.05% for the Focused SCV Fund’s Investor and Institutional Class and 0.97% for the Focused SCV Fund’s Super Institutional Class, 1.05% for the International Value Fund’s Investor and Institutional Class and 0.97% for the International Value Fund’s Super Institutional Class. The expense limitation

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Notes to Financial Statements - continuedSeptember 30, 2023 agreement may be terminated prior to January 31, 2025 by the Advisor or the Board only by mutual written consent. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the applicable Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amount of recoverable fee waivers and expense reimbursements for the Funds as of September 30, 2023, and expiration dates are as follows:

	Recoverable Fee Waivers and Expense Reimbursements and Expiration Dates
Fund	2024	2025	2026	Total
Partners Fund	$207,680	$274,989	$318,855	$801,524
Focused SCV Fund	187,472	208,197	199,043	594,712
International Value Fund	—	57,224	148,554	205,778

The Funds have adopted a Distribution and Shareholder Services Plan Pursuant to Rule 12b-1 (the “Plan”) for the Investor Class shares. Pursuant to the Plan, the Funds may compensate financial intermediaries that provide services for shareholders of the Funds. The Plan provides that the Funds will pay an annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Class shares for activities relating to these services. Such activities may include the provision of sub-accounting, recordkeeping and/ or administrative services, responding to customer inquiries, and providing information on customer investments. Because the shareholder services fees are paid out of the Funds’ assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities of the Funds.

The Funds have adopted a shareholder services plan for its Investor Class and Institutional Class shares. Under a shareholder services plan, the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder

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Notes to Financial Statements - continuedSeptember 30, 2023 communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or its service providers; (vii) providing sub-accounting with respect to Fund shares; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the year ended September 30, 2023, the following fees were incurred:

Fund	Class	Type of Expense	Fees Incurred
Partners Fund	Investor Class	12b-1	$1,882
Partners Fund	Investor Class	Shareholder servicing	1,906
Partners Fund	Institutional Class	Shareholder servicing	111,606
Focused SCV Fund	Investor Class	12b-1	45
Focused SCV Fund	Investor Class	Shareholder servicing	45
Focused SCV Fund	Institutional Class	Shareholder servicing	19,007
International Value Fund	Investor Class	12b-1	43

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and fund accountant. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. Fees to CFS are computed daily and paid monthly. For the year ended September 30, 2023, the following fees were paid by each Fund to CFS:

Fund	Administration	Transfer Agent	Fund Accounting
Partners Fund	$109,739	$18,174	$54,363
Focused SCV Fund	18,448	19,063	30,077
International Value Fund	3,968	11,484	21,178

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus, LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

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CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedSeptember 30, 2023

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the year ended September 30, 2023 were as follows:

Fund	Purchases	Sales
Partners Fund	$53,079,618	$29,982,374
Focused SCV Fund	3,670,049	9,386,266
International Value Fund	4,140,386	93,683

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the year ended September 30, 2023 and the year/period ended September 30, 2022 were as follows:

	Partners Fund
	Year ended September 30, 2023	Year ended September 30, 2022
Distributions paid from:
Ordinary income	$1,926,627	$1,419,973
Realized gains	378,545	786,690
	$2,305,172	$2,208,663
	Focused SCV Fund
	Year ended September 30, 2023	Year ended September 30, 2022
Distributions paid from:
Ordinary income	$40,591	$1,026,598
Realized gains	557,684	317,017
	$598,275	$1,343,615

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CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedSeptember 30, 2023

International Value Fund
	Year ended September 30, 2023	Period ended September 30, 2022
Distributions paid from:
Ordinary income	$10,203	$—
Realized gains	—	—
	$10,203	$—

As of September 30, 2023, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Partners Fund	Focused SCV Fund	International Value Fund
Accumulated net investment income (loss)	$2,205,317	$168,358	$4,130
Accumulated net realized gain (loss)	3,452,630	—	2,920
Other losses	—	(1,123,916)	—
Net unrealized appreciation (depreciation) on investments	(9,315,188)	553,273	(138,100)
	$(3,657,241)	$(402,285)	$(131,050)

As of September 30, 2023, the Focused SCV Fund had a capital loss carryforward of $1,123,916, of which $596,806 is considered short term and $527,110 is considered long term. These losses may be carried forward indefinitely.

As of September 30, 2023, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Partners Fund	$124,113,249	$8,388,488	$(17,703,676)	$(9,315,188)
Focused SCV Fund	7,257,936	1,498,077	(944,804)	553,273
International Value Fund	4,602,479	86,903	(225,003)	(138,100)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

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CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedSeptember 30, 2023

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Capital stock transactions were:

	Partners Fund
	Year ended September 30, 2023
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	6,102	2,265,836	—
Shares reinvested	1,383	103,378	17
Shares redeemed	(46,281)	(1,246,963)	—
Net increase (decrease)	(38,796)	1,122,251	17

	Partners Fund
	Year ended September 30, 2022
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	43,583	3,470,855	—
Shares reinvested	1,142	104,363	41
Shares redeemed	(3,422)	(553,605)	(265)
Net increase (decrease)	41,303	3,021,613	(224)

	Focused SCV Fund
	Year ended September 30, 2023
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	280	99,846	—
Shares reinvested	81	55,695	13
Shares redeemed	—	(632,659)	—
Net increase (decrease)	361	(477,118)	13

	Focused SCV Fund
	Year ended September 30, 2022
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	661	427,294	—
Shares reinvested	93	107,976	26
Shares redeemed	—	(191,763)	—
Net increase (decrease)	754	343,507	26

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Notes to Financial Statements - continuedSeptember 30, 2023

	International Value Fund
	Year ended September 30, 2023
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	—	394,943	4,869
Shares reinvested	31	474	598
Shares redeemed	—	—	—
Net increase (decrease)	31	395,417	5,467

	International Value Fund
	Period from May 6, 2022 to September 30, 2022
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	1,701	24,243	30,367
Shares reinvested	—	—	—
Shares redeemed	—	—	—
Net increase (decrease)	1,701	24,243	30,367

NOTE 6 – RECENT MARKET EVENTS

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the potential spillover effects of Israel-Hamas war, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Funds’ investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Funds’ investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Funds’ other service providers, market makers, or the issuers of securities in which the Funds invest have the ability to cause disruptions and negatively impact the Funds’ business operations, potentially resulting in financial losses to the Funds and their shareholders. While the Funds have established business continuity plans and risk management systems seeking

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Notes to Financial Statements - continuedSeptember 30, 2023 to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Funds cannot control the cyber security plans and systems of the Funds’ service providers, market makers, or issuers of securities in which the Funds invest.

NOTE 7 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of that Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of September 30, 2023, 22.22% and 17.70% of the value of the net assets of the Partners Fund were invested in securities within the Financials and Industrials sectors, respectively; 24.27%, 22.62% and 18.32% of the value of the net assets of the Focused SCV Fund were invested in securities within the Industrials, Financials and Consumer Discretionary sectors, respectively; 18.78% and 17.22% of the value of the net assets of the International Value Fund were invested in securities within the Financials and Health Care sectors, respectively.

NOTE 8 – CONCENTRATION RISK

Concentration risk in mutual funds refers to the risk of investing in a mutual fund that has a disproportionately large percentage of its assets invested in a single country or region. This can be a concern for investors who are looking to diversify their portfolio and reduce risk. If the country or region in which the mutual fund is invested experiences an economic downturn, financial crisis, currency devaluation, natural disaster, or geopolitical event, it is likely to negatively affect all of the stocks in that country or region. As of September 30, 2023, 27.74% of the value of the net assets of the International Value Fund were invested in securities within the United Kingdom.

NOTE 9 – CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, (either directly or indirectly), more than 25% of the voting securities of a fund

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedSeptember 30, 2023

or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to a fund's fundamental policies or the terms of the management agreements with the Advisor. At September 30, 2023, one shareholder owned 79.15% of the outstanding shares of the International Value Fund.

NOTE 10 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders of Clifford Capital Partners Fund, Clifford Capital Focused Small Cap Value Fund and Clifford Capital International Value Fund and Board of Trustees of World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Clifford Capital Partners Fund, Clifford Capital Focused Small Cap Value Fund and Clifford Capital International Value Fund (the “Funds”), each a series of World Funds Trust, as of September 30, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Clifford Capital Partners Fund	For the year ended September 30, 2023	For the years ended September 30, 2023 and 2022	For the years ended September 30, 2023, 2022, 2021, 2020 and 2019
Clifford Capital Focused Small Cap Value Fund	For the year ended September 30, 2023	For the years ended September 30, 2023 and 2022	For the years ended September 30, 2023, 2022, and 2021, and for the period from October 1, 2019 (commencement of operations) through September 30, 2020
Clifford Capital International Value Fund	For the year ended September 30, 2023	For the year ended September 30, 2023, and the period from May 6, 2022 (commencement of operations) through September 30, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Report of Independent Registered Public Accounting Firm - continued

are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2014.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 29, 2023

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 800-673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (68) Trustee	Indefinite, Since June 2010	Dean Emeritus (since 2023) and Professor of Marketing (since 2013), Jones College of Business, Middle Tennessee State University since July 2013.	20	Independent Trustee for the ETF Opportunities Trust for the thirty-eight series of that Trust (registered investment company)
Mary Lou H. Ivey (65) Trustee	Indefinite, Since June 2010	Senior Vice President, Episcopal Church Building Fund (national nonprofit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), from 2008-2021.	20	Independent Trustee for the ETF Opportunities Trust for the thirty-eight series of that Trust (registered investment company)
Theo H. Pitt, Jr. (87) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997.	20

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Chairman of Hillman Capital Management Investment Trust; Starboard Investment Trust for the eleven series of that trust; and ETF Opportunities Trust for the thirty-eight series of that Trust (all registered investment companies)

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (60) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc. October 2013 to present.
Karen M. Shupe (59) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (69) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (54) Secretary	Indefinite, Since November 2013	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
J. Stephen King (60) Assistant Secretary	Indefinite, Since November 2022	Attorney, Practus LLP (law firm), 2020 to present; Senior Vice President and Associate General Counsel, The TCW Group, Inc. (investment management firm), 2017 to 2019.
Gino E. Malaspina (55) Assistant Secretary	Indefinite, Since November 2022

Attorney, Practus LLP (law firm), since August 2022; Vice President and Senior Counsel, State Street Corporation, October 2019 to July 2022; Senior Counsel, Apex Fund Services (formerly, Atlantic Fund Services), June 2014 to October 2019.

Holly B. Giangiulio (61) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present,
Laura B. Wright (51) Assistant Secretary	Indefinite, Since May 2022	Manager, Fund Administration, Commonwealth Fund Services, Inc. August 2023 to present; Fund Administrator, Commonwealth Fund Services, Inc., 2016 to 2023.
Julian G. Winters (54) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

QUARTERLY PORTFOLIO HOLDINGS

Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov.

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Funds’ Board of Trustees approved the appointment of the Advisor as the Funds’ Liquidity Risk Management Administrator. The Advisor has appointed representatives from their compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Funds’ liquidity risk profile, considering information gathered and its actual experience in administering the program and presented a written report to the Board of Trustees for consideration during the period covered by this annual report. The report concluded that (i) the Funds did not experience significant liquidity challenges during the covered period; (ii) the Funds’ investment strategies remain appropriate for an open-end fund; and (iii) the Funds’ liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distributions (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, April 1, 2023, and held for the six months ended September 30, 2023.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Fund Expenses (unaudited) - continued

	Beginning Account Value 4/1/23(1)	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period Ended 9/30/23(1)
Partners Fund
Investor Class Actual	$1,000.00	$998.23	1.15%	$5.76
Investor Class Hypothetical(2)	$1,000.00	$1,019.30	1.15%	$5.82
Institutional Class Actual	$1,000.00	$998.83	0.90%	$4.51
Institutional Class Hypothetical(2)	$1,000.00	$1,020.56	0.90%	$4.56
Super Institutional Class Actual	$1,000.00	$998.84	0.82%	$4.11
Super Institutional Class Hypothetical(2)	$1,000.00	$1,020.96	0.82%	$4.15
Focused SCV Fund
Investor Class Actual	$1,000.00	$1,033.56	1.30%	$6.63
Investor Class Hypothetical(2)	$1,000.00	$1,018.55	1.30%	$6.58
Institutional Class Actual	$1,000.00	$1,034.37	1.05%	$5.35
Institutional Class Hypothetical(2)	$1,000.00	$1,019.80	1.05%	$5.32
Super Institutional Class Actual	$1,000.00	$1,030.53	0.97%	$4.94
Super Institutional Class Hypothetical(2)	$1,000.00	$1,020.21	0.97%	$4.91
International Value Fund
Investor Class Actual	$1,000.00	$982.81	1.30%	$6.46
Investor Class Hypothetical(2)	$1,000.00	$1,018.55	1.30%	$6.58
Institutional Class Actual	$1,000.00	$983.32	1.05%	$5.22
Institutional Class Hypothetical(2)	$1,000.00	$1,019.80	1.05%	$5.32
Super Institutional Class Actual	$1,000.00	$983.81	0.97%	$4.82
Super Institutional Class Hypothetical(2)	$1,000.00	$1,020.21	0.97%	$4.91

(1) Expenses are equal to the Funds annualized expense ratio multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal period divided by 365 days in the current year.

(2)5% return before expenses.

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this Annual Report.

Investment Adviser:

Clifford Capital Partners, LLC
363 S. Main Street, Suite 101
Alpine, Utah 84004

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Custodian:

Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

ITEM 1. (b)	Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(f) The code of ethics is attached hereto as exhibit13(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $50,050 for 2023 and $45,500 for 2022.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2023 and $0 for 2022.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $10,450 for 2023 and $9,500 for 2022. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2023 and $0 for 2022.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant’s principal  accountant to the investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)          100%

(d)           NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2023 and $0 for 2022.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public accounting firm: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2023

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 8, 2023

* Print the name and title of each signing officer under his or her signature.